Shareholder Report, Line Graph (Details) 191819_Carillon Reams Unconstrained Bond Fund_Class A_TSR Annual {Class A} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 20, 2017	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name										Class A (with sales charge)
Accumulated Value	$ 12,038	$ 11,574	$ 10,695	$ 11,266	$ 11,337	$ 10,235	$ 9,659	$ 9,626	$ 9,626	$ 13,262
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,739	10,606	10,050	11,553	11,734	10,915	10,040	10,039	10,000	$ 11,523
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US 3-Month Treasury Bill Index
Accumulated Value	$ 11,795	$ 11,203	$ 10,665	$ 10,511	$ 10,505	$ 10,436	$ 10,203	$ 10,015	$ 10,000	$ 12,291